Capital and Financing Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Maturities of Financing Leases	Future maturities of financing leases at December 31, 2012, are approximately as follows:

2013	$920
2014	773
2015	606
2016	335
2017	235
Thereafter	—

$2,869